PACE® Select Advisors Trust

December 20, 2016

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

Includes:

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE Alternative Strategies Investments (the "Fund"), a series of PACE Select Advisors Trust (the "Trust").

At the recommendation of UBS Asset Management (Americas), Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees has appointed Principal Global Investors, LLC doing business as Macro Currency Group ("MCG") to serve as a new subadvisor to the fund. MCG will assume investment advisory responsibility with respect to the fund's portfolio effective on or around December 19, 2016.

Effective immediately the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 70 of the Multi-Class Prospectus and page 69 of the Class P Prospectus is revised by inserting the following as the seventh bullet point under the fourth paragraph of that section:

•  A "diversified currency strategy" that seeks to produce absolute returns from a blend of a fundamental discretionary process and a fundamental systematic process by investing in developed market currency instruments.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 74 of the Multi-Class Prospectus and page 73 of the Class P Prospectus is revised by inserting the following as the third to last sentence of the first paragraph of that section:

MCG assumed day-to-day management of a separate portion of the fund's assets on December 19, 2016.

ZS-848

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Investment manager and advisors" on page 75 of the Multi-Class Prospectus and page 73 of the Class P Prospectus is revised by replacing the second sentence of the first paragraph of that section with the following:

In addition to UBS AM, Analytic Investors LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments"), AQR Capital Management, LLC ("AQR"), Sirios Capital Management, L.P. ("Sirios"), PCJ Investment Counsel Ltd. ("PCJ"), Principal Global Investors, LLC doing business as Macro Currency Group ("MCG") and Aviva Investors Americas LLC ("Aviva") serve as the fund's other subadvisors.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Portfolio management team" on page 75 of the Multi-Class Prospectus and page 74 of the Class P Prospectus is revised by inserting the following as the ninth bullet point of that section:

•  MCG—Mark Farrington, Managing Director and Head of MCG, and Ivan Petej, Managing Director and Head of Quantitative Strategy, have been portfolio managers of the fund since December 2016.

The section captioned "More information about the funds—PACE Alternative Strategies Investments" and sub-captioned "Management process" beginning on page 107 of the Multi-Class Prospectus and page 108 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph of that section with the following:

Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments"), AQR Capital Management, LLC ("AQR"), Sirios Capital Management, L.P. ("Sirios"), PCJ Investment Counsel Ltd. ("PCJ"), Principal Global Investors, LLC doing business as Macro Currency Group ("MCG") and Aviva Investors Americas LLC ("Aviva") currently serve as the fund's other sub-advisors.

The same section of each Prospectus is revised by inserting the following as the seventh bullet point under the third paragraph of that section:

•  Diversified Currency Strategy (MCG);

The same section of each Prospectus is revised by inserting the following as the third to last paragraph of that section:

Diversified Currency Strategy—MCG identifies investment opportunities through the application of both quantitative and qualitative approaches. MCG manages a part of its portion of the fund under a quantitative approach that is used for a longer term "systematic" strategy. MCG uses this systematic strategy to seek to capture longer-term fundamental shifts in currency movements (typically a twelve month horizon). MCG may purchase currency options to hedge against changes in currency values for this part of the fund's currency exposure. MCG manages the other part of its portion of the fund under a qualitative approach that is used for its shorter-term "discretionary" investment strategy. MCG uses this discretionary strategy to seek to identify and take advantage of macroeconomic themes that influence exchange rates within a shorter time horizon than the systematic strategy (typically a two week to six month horizon). MCG also applies a liquidity screen to all positions, favoring more liquid currency positions than those that are less liquid, in seeking to attain a high degree of liquidity within MCG's portion of the fund.

The section captioned "Management" and sub-captioned "PACE Alternative Strategies Investments" beginning on page 149 of the Multi-Class Prospectus and on page 146 of the Class P Prospectus is revised by replacing the second sentence of the first paragraph of that section in its entirety with the following:

Analytic Investors, LLC ("Analytic Investors"), First Quadrant, L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments"), AQR Capital Management, LLC ("AQR"), Sirios Capital Management, L.P. ("Sirios"), PCJ Investment Counsel Ltd. ("PCJ"), Principal Global Investors, LLC doing business as Macro Currency Group ("MCG") and Aviva Investors Americas LLC ("Aviva") serve as subadvisors for PACE Alternative Strategies Investments.

The same section of each Prospectus is revised by inserting the following as the twenty-third, twenty-fourth and twenty-fifth paragraphs of that section:

MCG is located at 711 High Street, Des Moines, Iowa 50392. MCG is a leading absolute return manager with a focus on managing currency portfolios. As of September 30, 2016, MCG and its affiliates had approximately $417.9 billion in assets under management. Mark Farrington and Ivan Petej are primarily responsible for the day-to-day management of the portion of the fund's portfolio allocated to MCG.

Mr. Farrington, Managing Director and Head of MCG, is located in London. In addition to managing MCG, Mr. Farrington serves as the lead portfolio manager. Mr. Farrington has over 25 years of experience in the global financial industry with a career that started in Japan, Singapore and Sydney before moving to London. Mr. Farrington joined Bankers Trust in 1992 as a hedge fund manager for the investment bank, before moving in 1997 to Bankers Trust's asset management division to take up his current position (Bankers Trust was acquired by Principal Global Investors, LLC in 2000). Prior to joining Bankers Trust, Mr. Farrington worked for Baring Securities Japan and S&P MMS International Japan as an interest rate strategist and central bank policy specialist.

Ivan Petej, Ph.D., serves as co-portfolio manager on multi-strategy funds, and is also responsible for portfolio construction. Mr. Petej helps to ensure that fundamental views are represented optimally from both a risk-adjusted return perspective and to achieve portfolio consistency across all client mandates. Previously, Mr. Petej was a Quantitative Analyst and Portfolio Manager at ABN Amro Asset Management.

The section captioned "The funds and their investment policies" and sub-captioned "PACE Alternative Strategies Investments" beginning on page 14 of the SAI is revised by replacing the second sentence of the first paragraph of that section with the following:

Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments"), UBS AM, AQR Capital Management, LLC ("AQR"), Sirios Capital Management, L.P. ("Sirios"), PCJ Investment Counsel Ltd. ("PCJ"), Principal Global Investors, LLC doing business as Macro Currency Group ("MCG") and Aviva Investors Americas LLC ("Aviva") serve as the fund's investment advisors.

The section captioned "Investment advisory arrangements" and sub-captioned "PACE Alternative Strategies Investments" beginning on page 98 of the SAI is revised by replacing the first sentence of the first paragraph of that section with the following:

Under the current Advisory Agreements for this fund with Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments"), AQR Capital Management, LLC ("AQR"), Sirios Capital Management, L.P. ("Sirios"), PCJ Investment Counsel Ltd. ("PCJ"), Principal Global Investors, LLC doing business as Macro Currency Group ("MCG") and Aviva Investors Americas LLC ("Aviva"), UBS AM (not the fund) pays Analytic Investors, First Quadrant, Standard Life Investments, AQR, Sirios, PCJ, MCG and Aviva a fee based on the fund's average daily net assets that each manages (UBS AM receives no additional compensation from the fund for allocating a portion of its assets to other unaffiliated pooled investment vehicles and index futures).

The same section of the SAI is revised by inserting the following as the eighth paragraph of that section:

Principal Global Investors, LLC doing business as Macro Currency Group is a wholly-owned subsidiary of Principal Financial Group, a public company listed on the NYSE.

The section captioned "Proxy voting policies and procedures" and sub-captioned "PACE Alternative Strategies Investments—Analytic Investors, LLC, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited, AQR Capital Management, LLC, Sirios Capital Management, L.P., PCJ Investment Counsel Ltd. and Aviva Investors Americas LLC." beginning on page 140 of the SAI is revised by replacing the caption of that section with the following:

PACE Alternative Strategies Investments—Analytic Investors, LLC, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited, AQR Capital Management, LLC, Sirios Capital Management, L.P., PCJ Investment Counsel Ltd., Principal Global Investors, LLC doing business as MCG and Aviva Investors Americas LLC.

The same section of the SAI is revised by inserting the following as the seventh sub-section of that section:

Principal Global Investors, LLC doing business as MCG. MCG implements its investment strategy by primarily using derivative instruments and does not intend to invest in voting securities on behalf of the fund. As a result, MCG has not adopted any proxy voting policies and procedures with respect to the fund's investments.

The section captioned "Portfolio managers" and sub-captioned "PACE Alternative Strategies Investments—Analytic Investors, LLC, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited, AQR Capital Management, LLC, Sirios Capital Management, L.P., PCJ Investment Counsel Ltd. and Aviva Investors Americas LLC." beginning on page 204 of the SAI is revised by replacing the caption of that section with the following:

PACE Alternative Strategies Investments—Analytic Investors, LLC, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited, AQR Capital Management, LLC, Sirios Capital Management, L.P., PCJ Investment Counsel Ltd., Principal Global Investors, LLC doing business as MCG and Aviva Investors Americas LLC.

The same section of the SAI is revised by inserting the following as the seventh sub-section of the section:

Principal Global Investors, LLC doing business as MCG

MCG employs a team-based approach in managing its portion of the fund's portfolio. Mark Farrington and Ivan Petej have primary responsibility for the day-to-day management of MCG's portion of the fund's assets. The following tables provide information relating to other accounts managed by the portfolio managers as of September 30, 2016.

Mark Farrington:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	2	3	7
Number of Accounts Managed with Performance-Based Advisory Fees	0	2	1
Assets Managed (in millions)	$818.08	$137.37	$2,638.13
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$5.65	$2.5

Ivan Petej:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	2	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	4.68	2.5
Assets Managed (in millions)	$818.08	$1	$1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$4.68	$2.5

Potential conflicts of interest. MCG acts as investment adviser for a variety of individual accounts, ERISA accounts, mutual funds, other commingled funds insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. MCG has adopted and implemented policies and procedures that are reasonably designed to address the potential conflicts associated with managing accounts for multiple clients, including the fund, and are designed to ensure that all clients are treated fairly and equitably. MCG also has adopted and implemented policies and procedures that are reasonably designed to prevent conflicts of interests or the appearance of such conflicts when portfolio managers or other personnel own or engage in transactions involving certain commingled funds managed by MCG.

Compensation. Compensation for all team members is comprised of fixed pay (base salary) and variable incentive. The fixed pay compensation is based upon external market data, obtained from third party data providers, of firms with whom MCG competes for talent. In considering an individual's fixed pay, factors that may be considered are the position relative to the market data, their level of expertise and personal performance. Members of the team are also eligible for longer term retentive awards, including deferred cash and Principal Financial Group restricted stock units. Therefore, this creates an alignment for both the short term and long term with members of the team. Pre-tax investment performance is monitored for compensation purposes for various time periods, including the 1 year,

3 year and 5 year time periods. In addition, in times of severe market stress, performance may be reviewed much more frequently. As team members advance in their careers, consistent with industry practice, the variable component represents an increased proportion of total compensation. Variable compensation takes the form of a profit share plan with funding based on operating earnings of the MCG's currency team. MCG's profit share plan approach recognizes investment professionals have an impact on both investment performance and boutique profitability. Thus, the plan is designed to provide line-of-sight to these professionals, enabling them to share in current and future business growth while reinforcing delivery of investment performance, collaboration, regulatory compliance, client retention and client satisfaction. Incentive award allocations are based on investment performance of the funds and discretionary factors including market compensation levels, retentive needs, contribution to profitability, and collaborative effort. Incentive compensation is allocated from a bonus pool of pre-bonus profit from revenues generated by the MCG's currency team. Incentive bonuses are based on the performance of the MCG's currency team as a whole rather than linked to individual accounts. This ensures that all accounts, regardless of fee schedule, are treated with equality.

Ownership of fund shares. As of September 30, 2016, the portfolio managers did not own shares of the fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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©UBS 2016. All rights reserved. UBS Asset Management (Americas) Inc.